Events after the balance sheet date (Details) - Energy Resources of Australia Ltd [Member] - Ordinary [Member]		12 Months Ended
	Feb. 20, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proportion of class held (%)		68.39%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of class held (%)	86.33%